Principal Funds, Inc.
Notice and Supplement dated November 30, 2018
This supplement updates information in the Summary Prospectuses, Statutory Prospectuses, and Statements of Additional Information for all Principal Funds, Inc. (“PFI”) Funds, which are listed below. Please retain this supplement for future reference.

Blue Chip
Bond Market Index
California Municipal
Capital Securities
Core Plus Bond
Diversified International
Diversified Real Asset
Dynamic Floating Rate High Income
EDGE MidCap Fund
Equity Income
Finisterre Unconstrained Emerging Markets Bond
Global Diversified Income
Global Multi-Strategy
Global Opportunities
Global Real Estate Securities
Government & High Quality Bond
Government Money Market
High Yield
High Yield I
Income

Inflation Protection
International Emerging Markets
International Equity Index
International I
International Small Company
LargeCap Growth
LargeCap Growth I
LargeCap S&P 500 Index
LargeCap Value III
MidCap
MidCap Growth
MidCap Growth III
MidCap S&P 400 Index
MidCap Value I
MidCap Value III
Money Market
Multi-Manager Equity Long/Short
Opportunistic Municipal
Origin Emerging Markets
Overseas
Preferred Securities

Principal Capital Appreciation
Principal LifeTime Series
Principal LifeTime Hybrid Series
Real Estate Debt Income
Real Estate Securities
SAM Balanced
SAM Conservative Balanced
SAM Conservative Growth
SAM Flexible Income
SAM Strategic Growth
Short-Term Income
Small-MidCap Dividend Income
SmallCap
SmallCap Growth I
SmallCap S&P 600 Index
SmallCap Value II
SystematEx International
SystematEx Large Value
Tax-Exempt Bond

Change of Address
Effective December 1, 2018, the addresses provided in the Summary Prospectuses, Statutory Prospectuses, and Statements of Additional Information for the Funds will change to the below. Please use these new addresses for mail related to the Funds.

Regular Mail	Overnight Mail
PO Box 219971 Kansas City, MO 64121-9971	430 W. 7th Street, Ste. 219971 Kansas City, MO 64105-1407

How to Get More Information
If you have questions, please visit www.principalfunds.com, call us at 1-800-222-5852, or contact your Financial Professional.